Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Sep. 14, 2015
MFS® Blended Research® Value Equity Fund | A
Prospectus:
Trading Symbol	BRUDX
MFS® Blended Research® Value Equity Fund | B
Prospectus:
Trading Symbol	BRUEX
MFS® Blended Research® Value Equity Fund | C
Prospectus:
Trading Symbol	BRUGX
MFS® Blended Research® Value Equity Fund | I
Prospectus:
Trading Symbol	BRUHX
MFS® Blended Research® Value Equity Fund | R1
Prospectus:
Trading Symbol	BRUJX
MFS® Blended Research® Value Equity Fund | R2
Prospectus:
Trading Symbol	BRUKX
MFS® Blended Research® Value Equity Fund | R3
Prospectus:
Trading Symbol	BRULX
MFS® Blended Research® Value Equity Fund | R4
Prospectus:
Trading Symbol	BRUMX
MFS® Blended Research® Value Equity Fund | R5
Prospectus:
Trading Symbol	BRUNX